INTANGIBLE ASSETS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	$ 70,723	$ 98,266
Impairment loss recognised in profit or loss, intangible assets other than goodwill	$ 1,100
Goodwill
Disclosure of detailed information about intangible assets [line items]
Discount rate used in current estimate of value in use	12.50%
Commercial
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, goodwill	$ 100,000	92,000
Impairment loss	$ 14,000
Filter Group Inc
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill		8,500
Just Energy Advanced Solutions
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill		3,900
EdgePower Inc.
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill		$ 14,700